SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunds received)	€ 410	€ 307	€ 377
Interest paid	168	114	124
Interest received	403	10	10
Financing lease obligations incurred	162	233	192
Operating lease obligations incurred	1,162	674	317
Operating cash flow used in operating leases	900	916	941
Operating cash flow used in finance leases	12	18	18
Financing cash flow used in finance leases	€ 350	€ 406	€ 321